PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of prepayments and other current assets

Prepayments and other current assets are as follows:

	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Employee advances	2,292,700	239,382	37,076
Prepayments and deposits	1,551,118	152,722,234	23,653,662
Input VAT recoverable	1,780,484	11,737,005	1,817,831
Others	4,231,165	2,087,664	323,337

	9,855,467	166,786,285	25,831,906